27. Segment information	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment information

27.	Segment Information

Operating segments are defined as components of a company which separate financial information is available that is evaluated regularly by the client operating decision maker in deciding how to allocate resources and in assessing performance. The Group’s chief operating decision maker is the Chairman, Mr. Peng. Based on the financial information presented to and reviewed by the chief operating decision maker, the Group has determined that it has a single operating and reporting segment: solar energy products and services. The types of products and services in this single segment primarily include: (i) EPC services, (ii) Sales of PV solar system, (iii) Electricity revenue under PPAs, (iv) Sales of PV solar components, (v) Pre-development project sales (vi) Financial service revenue.

Net sales by major product and services are as follows:

	2017	2016	2015
Sales of PV solar system	$6,042	$14,914	$77,438
EPC revenue	–	13,493	48,014
Sales of PV solar components	113,930	90,108	41,623
Electricity revenue with PPAs	5,875	16,022	16,226
Pre-development project sales	–	–	4,545
Financial service revenue	695	4,387	1,486
Others	923	1,275	1,178
	$127,465	$140,199	$190,510

Net sales by geographic location are as follows:

Location (a)	2017	2016	2015
China	$5,945	$25,597	$56,745
United Kingdom	6,903	694	50,345
Australia	112,174	81,241	35,418
United States	–	6,622	29,925
Greece	–	8,737	8,720
Japan	511	12,893	6,626
Italy	1,932	1,740	1,395
Germany	–	2,675	1,336
	$127,465	$140,199	$190,510

(a)           Sales are attributed to countries based on location of customer.

Geographic information, which is based upon physical location, for long-lived assets was as follows:

Location	2017	2016	2015
China	$50,156	$27,671	$68,831
Greece	2,314	55,458	59,385
United States	16,372	26,032	34,522
Italy	9,961	9,247	10,048
Japan	–	3,503	11,464
UK	10,016	10,124	1,499
Australia	548	611	331
Germany	9	47	84
	$89,376	$132,693	$186,164